Condensed Quarterly Consolidated Statement of Comprehensive Income - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net income	¥ 867,508	¥ 586,193	¥ 1,498,697	¥ 1,770,185	¥ 2,111,125
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	202,914	190,037	192,880	291,348	(243,853)
Remeasurements of defined benefit plans	(246)	(4,480)	(2,381)	(9,554)	(43,399)
Share of other comprehensive income of equity method investees	39,114	9,659	(2,739)	51,514	62,568
Total of items that will not be reclassified to profit (loss)	241,782	195,216	187,760	333,308	(224,684)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	16,627	168,718	27,415	(99,836)	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(13,351)	(37,025)	(28,450)	27,583	113,390
Share of other comprehensive income of equity method investees	11,501	(6,204)	(24,184)	(54,657)	(35,253)
Total of items that may be reclassified subsequently to profit (loss)	14,777	125,489	(25,219)	(126,910)	(283,961)
Total other comprehensive income, net of tax	256,560	320,705	162,541	206,398	(508,645)
Comprehensive income	1,124,068	906,897	1,661,238	1,976,583	1,602,480
Comprehensive income for the period attributable to
Toyota Motor Corporation	1,087,116	869,151	1,610,308	1,910,336	1,555,009
Non-controlling interests	36,952	37,746	50,929	66,247	47,472
Comprehensive income	¥ 1,124,068	¥ 906,897	¥ 1,661,238	¥ 1,976,583	¥ 1,602,480